CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current Assets:
Cash and Cash Equivalents	$ 14,104	$ 9,420
Accounts Receivable, Net	82,933	77,105
Loans Receivable	0	10,000
Inventories:
Finished Goods	351,231	307,912
Work in Process	10,032	16,083
Raw Materials and Supplies	118,467	108,438
Total Inventories	479,730	432,433
Deferred Income Tax Asset, Net	9,400	8,637
Refundable Income Taxes	0	316
Other Current Assets	25,299	5,339
Assets Current	611,466	543,250
Deferred Tax Assets, Net, Noncurrent	2,097	403
Other Assets	1,179	1,558
Property, Plant and Equipment:
Land	19,639	18,628
Buildings and Improvements	178,847	164,439
Machinery and Equipment	337,365	339,112
Property, Plant and Equipment	535,851	522,179
Accumulated Depreciation, Depletion and Amortization	347,444	329,354
Property, Plant and Equipment, Net	188,407	192,825
Total Assets	803,149	738,036
Current Liabilities:
Accounts Payable	72,128	61,074
Accrued Vacation	10,877	10,506
Accrued Payroll	7,537	7,793
Other Accrued Expenses	29,755	31,459
Income Taxes Payable	4,100	0
Current Portion of Long-Term Debt	40,170	7,336
Liabilities Current	164,567	118,168
Long-Term Debt, Less Current Portion	230,016	226,873
Other Long-Term Liabilities	41,400	38,322
Total Liabilities	435,983	383,363
Stockholders' Equity:
Preferred Stock	5,422	6,268
Common Stock	2,955	2,938
Additional Paid-in Capital	93,069	92,139
Treasury Stock, at cost	(31,204)	(1,435)
Accumulated Other Comprehensive Loss	(22,548)	(23,319)
Retained Earnings	319,472	278,082
Total Stockholders' Equity	367,166	354,673
Total Liabilities and Stockholders Equity	$ 803,149	$ 738,036